Segment information:	12 Months Ended
Dec. 31, 2024
Segment information:
Segment information:

Note 2 - Segment information:

The Company is a Mexican entity that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administrate, operate, maintain and develop nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancun, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán.

In addition, Cancun Airport holds a 100% of the interest in the following subsidiaries: Caribbean Logistic, S. A. de C. V. and Cargo RF, S. A. de C. V, companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancun Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, for the sale of all type of products, ASUR Dominicana LLC, a limited liability company incorporated under the laws of Delaware, with the purpose of developing and building an international airport in Bávaro, Dominican Republic. ASUR Dominicana LLC ASUR maintains a 25% associate interest in the company Aeropuerto Internacional de Bávaro AIB, S.A.S.

As mentioned in Note 1, the Company controls Aerostar and Airplan through its equity interest, namely 60% in Aerostar and 100% in Airplan.

See information by segments is shown as follows.

Year ended on											Holding &				Consolidation
December 31, 2022	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	7,515,691	Ps.	2,100,276	Ps.	2,027,061	Ps.	799,661	Ps.	316,367		—	Ps.	1,313,461		—	Ps.	14,072,517
Non-aeronautical revenue		5,854,262		1,598,601		652,280		168,802		64,553	Ps.	872,592		210,172	Ps.	(872,591)		8,548,671
Revenue for construction services		910,812		411,152		12,922		553,361		105,690		—		698,757		—		2,692,694
Cost of aeronautical and non-aeronautical services		(3,736,571)		(824,807)		(1,030,010)		(340,938)		(149,213)		219,982		(587,775)		872,591		(5,576,741)
Cost of construction services		(910,812)		(411,152)		(12,922)		(553,361)		(105,690)		—		(698,757)		—		(2,692,694)
Operating profit		9,022,518		2,149,776		1,233,502		557,128		193,390		806,419		735,416		—		14,698,149
Non-current assets		20,397,710		19,071,914		3,396,813		3,593,843		1,250,325		40,386,563		6,217,622		(41,475,439)		52,839,351
Total assets		30,024,926		23,292,857		4,924,236		4,043,180		1,497,541		41,149,776		7,462,444		(41,475,439)		70,919,521
Total liabilities		6,713,813		12,177,362		2,457,168		81,660		125,739		161,001		187,171		—		21,903,914
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,062,108		440,627		12,695		476,164		50,654		—		733,525		—		2,775,773
Amortization and depreciation		(610,864)		(724,294)		(415,829)		(70,397)		(38,317)		906		(200,442)		—		(2,059,237)
Revenue recognized At point in time:
Aeronautical revenue		6,628,035		1,411,532		1,967,114		745,695		290,593		—		1,214,455		—		12,257,424
Non-aeronautical revenue		1,085,461		337,190		—		—		—		—		—		—		1,422,651
Total	Ps.	7,713,496	Ps.	1,748,722	Ps.	1,967,114	Ps.	745,695	Ps.	290,593	Ps.	—	Ps.	1,214,455	Ps.	—	Ps.	13,680,075
Over a period time:
Aeronautical revenue		887,656		688,744		59,947		53,966		25,774		—		99,006		—		1,815,093
Non-aeronautical revenue		4,768,801		1,261,411		652,280		168,802		64,553		872,592		210,172		(872,591)		7,126,020
Revenue for construction services		910,812		411,152		12,922		553,361		105,690		—		698,757		—		2,692,694
Total	Ps.	6,567,269	Ps.	2,361,307	Ps.	725,149	Ps.	776,129	Ps.	196,017	Ps.	872,592	Ps.	1,007,935	Ps.	(872,591)	Ps.	11,633,807

(*)       Subsidiary located in Puerto Rico.

(**)     Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2023	Cancún		Aerostar (*)		Airplan (**)		Mérida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	8,167,803	Ps.	2,029,890	Ps.	1,945,637	Ps.	1,066,368	Ps.	404,370		—	Ps.	1,609,028		—	Ps.	15,223,096
Non-aeronautical revenue		6,373,826		1,729,919		659,237		232,536		73,876	Ps.	980,145		226,521	Ps.	(980,145)		9,295,915
Revenue for construction services		415,669		414,520		14,539		64,610		76,389		—		316,906		—		1,302,633
Cost of aeronautical and non-aeronautical services		(4,248,298)		(1,482,310)		(1,151,396)		(446,190)		(168,342)		264,181		(634,919)		980,145		(6,887,129)
Cost of construction services		(415,669)		(414,520)		(14,539)		(64,610)		(76,389)		—		(316,906)		—		(1,302,633)
Operating profit		9,610,292		1,629,778		1,084,377		763,302		263,965		925,105		966,706		—		15,243,525
Non-current assets		22,273,489		16,392,510		2,943,119		3,579,162		1,271,556		44,513,606		6,251,131		(45,615,346)		51,609,227
Total assets		31,363,171		19,668,032		5,968,440		4,308,637		1,555,737		45,017,265		8,076,488		(45,615,346)		70,342,424
Total liabilities		5,029,334		10,424,993		2,727,965		100,176		107,358		121,335		240,065				18,751,226
Improvements to assets under concession and acquisition of furniture and equipment in the period		477,361		465,166		14,297		68,567		69,768		—		275,841		—		1,371,000
Amortization and depreciation		(683,039)		(647,721)		(369,101)		(89,412)		(45,939)		(21)		(233,924)		—		(2,069,157)
Revenue recognized At point in time:
Aeronautical revenue		7,149,065		1,428,789		1,890,175		997,651		376,675		—		1,491,404		—		13,333,759
Non-aeronautical revenue		1,172,595		396,724				—		—		—		—		—		1,569,319
Total	Ps.	8,321,660	Ps.	1,825,513	Ps.	1,890,175	Ps.	997,651	Ps.	376,675	Ps.	—	Ps.	1,491,404	Ps.	—	Ps.	14,903,078
Over a period time:
Aeronautical revenue		1,018,738		601,101		55,462		68,717		27,695		—		117,624		—		1,889,337
Non-aeronautical revenue		5,201,231		1,333,195		659,237		232,536		73,876		980,145		226,521		(980,145)		7,726,596
Revenue for construction services		415,669		414,520		14,539		64,610		76,389		—		316,906				1,302,633
Total	Ps.	6,635,638	Ps.	2,348,816	Ps.	729,238	Ps.	365,863	Ps.	177,960	Ps.	980,145	Ps.	661,051	Ps.	(980,145)	Ps.	10,918,566

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2024	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	10,414,204	Ps.	2,208,073	Ps.	2,465,434	Ps.	1,122,018	Ps.	462,282		—	Ps.	1,917,150		—	Ps.	18,589,161
Non-aeronautical revenue		6,424,750		1,981,707		857,301		268,600		85,396	Ps.	1,157,048		277,573	Ps.	(1,157,048)		9,895,327
Revenue for construction services		1,488,898		626,195		25,387		177,339		88,466		—		442,014		—		2,848,299
Cost of aeronautical and non-aeronautical services		(4,958,839)		(1,932,670)		(1,363,220)		(517,221)		(202,602)		269,525		(774,081)		1,157,048		(8,322,060)
Cost of construction services		(1,488,898)		(626,195)		(25,387)		(177,339)		(88,466)		—		(442,014)		—		(2,848,299)
Operating profit		11,157,227		1,528,467		1,540,947		728,867		293,650		1,106,922		1,163,726		—		17,519,806
Non-current assets		24,122,818		20,215,783		3,228,074		3,660,686		1,321,282		53,428,740		6,696,067		(54,692,709)		57,980,741
Total assets		38,646,834		23,562,476		6,792,163		4,328,447		1,657,410		54,291,248		9,050,883		(54,692,709)		83,636,752
Total liabilities		6,999,215		12,434,805		2,165,623		27,997		95,270		123,514		177,703				22,024,127
Improvements to assets under concession and acquisition of furniture and equipment in the period		2,644,300		707,709		25,751		213,364		100,603		—		702,735		—		4,394,462
Amortization and depreciation		(722,888)		(728,643)		(418,568)		(144,530)		(51,426)		(13)		(256,916)		—		(2,322,984)
Revenue recognized
At point in time:
Aeronautical revenue		9,145,275		1,445,579		2,399,113		1,029,896		423,299		—		1,758,279		—		16,201,441
Non-aeronautical revenue		1,123,689		429,694		—		—		—		—		—		—		1,553,383
Total	Ps.	10,268,964	Ps.	1,875,273	Ps.	2,399,113	Ps.	1,029,896	Ps.	423,299	Ps.	—	Ps.	1,758,279	Ps.	—	Ps.	17,754,824
Over a period time:
Aeronautical revenue		1,268,929		762,494		66,321		92,122		38,983		—		158,871		—		2,387,720
Non-aeronautical revenue		5,301,061		1,552,013		857,301		268,600		85,396		1,157,048		277,573		(1,157,048)		8,341,944
Revenue for construction services		1,488,898		626,195		25,387		177,339		88,466		—		442,014				2,848,299
Total	Ps.	8,058,888	Ps.	2,940,702	Ps.	949,009	Ps.	538,061	Ps.	212,845	Ps.	1,157,048	Ps.	878,458	Ps.	(1,157,048)	Ps.	13,577,963

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.